UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number: 811-4338
EAGLE CAPITAL APPRECIATION FUND
(Exact name of Registrant as Specified in Charter)
880 Carillon Parkway
St. Petersburg, FL 33716
(Address of Principal Executive Office) (Zip Code)
Registrant’s Telephone Number, including Area Code: (727) 567-8143
SUSAN L. WALZER, PRINCIPAL EXECUTIVE OFFICER
880 Carillon Parkway
St. Petersburg, FL 33716
(Name and Address of Agent for Service)
Copy to:
KATHY KRESCH INGBER, ESQ.
K&L Gates LLP
1601 K Street, NW
Washington, D.C.  20006
Date of fiscal year end: October 31
Date of reporting period: January 31, 2016

Item 1. Schedule of Investments
Investment Portfolio
(UNAUDITED) | 01.31.2016
EAGLE CAPITAL APPRECIATION FUND
COMMON STOCKS - 99.1%	Shares	Value
Aerospace & defense - 4.5%
General Dynamics Corp.	24,400	$3,263,988
Honeywell International, Inc.	46,480	4,796,736
Northrop Grumman Corp.	34,300	6,347,558

Airlines - 2.4%
Delta Air Lines, Inc.	126,000	5,580,540
JetBlue Airways Corp.*	97,600	2,079,856

Auto components - 1.4%
Lear Corp.	42,800	4,443,924

Beverages - 4.4%
Constellation Brands, Inc., Class A	21,900	3,339,312
Molson Coors Brewing Co., Class B	46,900	4,243,512
PepsiCo, Inc.	66,821	6,635,325

Biotechnology - 6.2%
AbbVie, Inc.	54,700	3,003,030
Amgen, Inc.	43,700	6,674,301
Celgene Corp.*	27,200	2,728,704
Gilead Sciences, Inc.	91,000	7,553,000

Building products - 1.4%
Owens Corning	95,100	4,392,669

Capital markets - 1.2%
The Goldman Sachs Group, Inc.	23,600	3,812,816

Chemicals - 1.3%
LyondellBasell Industries N.V., Class A	53,100	4,140,207

Communications equipment - 2.2%
Harris Corp.	38,800	3,374,436
Juniper Networks, Inc.	163,400	3,856,240

Diversified telecommunication services - 3.1%
AT&T, Inc.	101,181	3,648,587
Verizon Communications, Inc.	129,000	6,446,130

Food & staples retailing - 4.1%
CVS Health Corp.	67,300	6,500,507
The Kroger Co.	175,800	6,822,798

Food products - 2.0%
Campbell Soup Co.	58,100	3,277,421
Tyson Foods, Inc., Class A	58,100	3,100,216

Health care equipment & supplies - 1.5%
Edwards Lifesciences Corp.*	63,200	4,942,872

Health care providers & services - 6.1%
Aetna, Inc.	37,500	3,819,000
Cardinal Health, Inc.	37,200	3,026,964
Cigna Corp.	30,800	4,114,880
Laboratory Corp. of America Holdings*	32,800	3,685,080
UnitedHealth Group, Inc.	45,700	5,262,812

Hotels restaurants & leisure - 1.1%
Darden Restaurants, Inc.	46,400	2,925,984
Marriott International, Inc., Class A	10,695	655,390

Household durables - 1.8%
D. R. Horton, Inc.	147,900	4,068,729
Mohawk Industries, Inc.*	10,900	1,813,869

Insurance - 0.6%
XL Group PLC	57,500	2,084,950

Internet & catalog retail - 2.8%
Amazon.com, Inc.*	15,600	9,157,200

Internet software & services - 8.9%
Alphabet, Inc., Class A*	13,614	10,365,019
Alphabet, Inc., Class C*	10,512	7,809,890
Facebook, Inc., Class A*	94,300	10,581,403

IT services - 7.8%
Amdocs Ltd.	34,300	1,877,582
Fiserv, Inc.*	52,000	4,917,120
FleetCor Technologies, Inc.*	13,800	1,695,192
Global Payments, Inc.	40,400	2,381,580
International Business Machines Corp.	11,200	1,397,648
MasterCard, Inc., Class A	93,630	8,335,879
Vantiv, Inc., Class A*	100,504	4,728,713

Life sciences tools & services - 1.5%
Thermo Fisher Scientific, Inc.	37,300	4,925,838

Media - 2.9%
Comcast Corp., Class A	71,700	3,994,407
The Walt Disney Co.	56,500	5,413,830

Oil, gas & consumable fuels - 2.1%
Marathon Petroleum Corp.	46,400	1,939,056
Tesoro Corp.	31,700	2,765,825
Valero Energy Corp.	29,900	2,029,313

Pharmaceuticals - 1.6%
Allergan PLC*	7,863	2,236,473
Eli Lilly & Co.	36,807	2,911,434

Real estate management & development - 0.9%
CBRE Group, Inc., Class A*	105,047	2,938,165

Semiconductors & semiconductor equipment - 3.4%
Intel Corp.	85,700	2,658,414
Lam Research Corp.	45,300	3,252,087
NVIDIA Corp.	75,400	2,208,466
Skyworks Solutions, Inc.	40,400	2,784,368

Software - 6.2%
Electronic Arts, Inc.*	90,200	5,821,959
Microsoft Corp.	185,000	10,191,650
Oracle Corp.	37,900	1,376,149
Synopsys, Inc.*	66,000	2,831,400

Specialty retail - 6.1%
AutoNation, Inc.*	42,264	1,827,918
Foot Locker, Inc.	50,900	3,438,804
Lowe's Cos., Inc.	89,245	6,395,297
The Home Depot, Inc.	65,000	8,174,400

Technology hardware, storage & peripherals - 4.7%
Apple, Inc.	155,666	15,152,528

Textiles, apparel & luxury goods - 2.5%
NIKE, Inc., Class B	130,904	8,117,357

Tobacco - 2.4%
Reynolds American, Inc.	157,100	7,847,145
Total common stocks (cost $234,788,190)		320,941,852

MONEY MARKET FUNDS - 1.2%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Shares, 0.18%#	4,003,927	4,003,927
Total money market funds (cost $4,003,927)		4,003,927

Total investment portfolio (cost $238,792,117) 100.3%‡		324,945,779
Liabilities in excess of other assets (0.3)%		(1,128,923)
Total net assets - 100.0%		$323,816,856

* Non-income producing security
# Annualized seven-day yield as of January 31, 2016
‡
‡ As of January 31, 2016, aggregate cost for federal income tax purposes was $239,214,647, Net unrealized appreciation (depreciation) on a tax-basis was $85,731,132, including aggregate gross unrealized appreciation and depreciation of $93,121,271 and $(7,390,139), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales.

Sector allocation
Sector		Percent of net assets
Information technology		33.2%
Consumer discretionary		18.7%
Health care		16.9%
Consumer staples		12.9%
Industrials		8.2%
Telecommunication services		3.1%
Financials		2.7%
Energy		2.1%
Materials		1.3%
Money market funds		1.2%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC

Notes to Investment Portfolio
(UNAUDITED) | 01.31.2016

NOTE 1 | Organization and investment objective | The Eagle Capital Appreciation Fund (the “Fund”) is organized as a separate Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company.
The Eagle Family of Funds consists of the Fund, the Eagle Growth & Income Fund and the Eagle Series Trust (each a “Trust” and collectively the “Trusts”). Members of the Board of Trustees (“Board”) for the Trusts may serve as Trustees for one or more of the Trusts. The Fund is advised by Eagle Asset Management, Inc. (“Eagle” or “Manager”).

•	The Fund seeks long-term capital appreciation.
Class offerings | The Fund is authorized and currently offers Class A, Class C, Class I, Class R-3, Class R-5 and Class R-6 shares to qualified buyers.

•
Class A shares are sold at a maximum front-end sales charge of 4.75%. Class A share investments greater than $1 million, which are not sold subject to a sales charge, may be subject to a contingent deferred sales charge (“CDSC”) of up to 1% of the lower of net asset value (“NAV”) or purchase price if redeemed within 18 months of purchase.

•	Class C shares are sold subject to a CDSC of 1% of the lower of NAV or purchase price if redeemed within one year of purchase.

•	Class I, Class R-3, Class R-5 and Class R-6 shares are each sold without a front-end sales charge or a CDSC to qualified buyers.
NOTE 2 | Significant accounting policies | The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 – Investment Companies, which is part of U.S. GAAP.
Use of estimates | The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.
Valuation of securities | The price of the Fund’s shares is based on the NAV per share of each class of the Fund. The Fund determines the NAV of its shares on each day the New York Stock Exchange (“NYSE”) is open for business, as of the close of the regular trading session (typically 4:00 p.m. Eastern Time) (“NYSE Close”), or earlier NYSE closing time that day. If the NYSE has an early unscheduled close, the Fund’s share price may still be determined as of the scheduled NYSE closing time on that day. If the NYSE or other securities exchange modifies the published closing price of securities traded on that exchange after the NAV is calculated, the Fund is not required to recalculate its NAV.
Generally, the Fund values securities for which market quotations are readily available at market value; however, the Fund may adjust the market quotation price of securities traded in foreign markets to reflect events that occur between the close of those markets and the time of the Fund’s determination of the NAV.
A market quotation may be considered unreliable or unavailable for various reasons, such as:

•	The quotation may be stale;

•	The security is not actively traded;

•	Trading on the security halted before the close of the trading market;

•	The security is newly issued;

•	Issuer-specific events occurred after the security halted trading; or

•	Because of the passage of time between the close of the market on which the security trades and the close of the NYSE.
Issuer-specific events may cause the last market quotation to be unreliable. Such events may include:

•	A merger or insolvency;

•	Events which affect a geographical area or an industry segment, such as political events or natural disasters; or

•	Market events, such as a significant movement in the U.S. markets.
For most securities, both the latest transaction prices and adjustments for securities traded in foreign markets are furnished by Board approved independent pricing services. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using Pricing and Valuation Procedures (“Procedures”) approved by the Board. The Fund may fair value small-cap securities, for example, that are thinly traded or illiquid. Fair value requires consideration of appropriate factors, including indications of fair value available from independent pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV.

Notes to Investment Portfolio
(UNAUDITED) | 01.31.2016
Pursuant to the Procedures, the Board has delegated the day-to-day responsibility for applying and administering the Procedures to Eagle. A valuation committee (“Valuation Committee”) comprised of certain officers of the Trusts and other employees of the Manager, the composition of which may change from time to time, follows fair valuation guidelines as set forth in the Procedures to make fair value determinations on all securities and assets for which market quotations are unavailable or unreliable. For securities fair valued by the Valuation Committee, Eagle checks fair value prices by comparing the fair value of the security with values that are available from other sources (if any). Eagle compares the fair value of the security to the next-day opening price or next actual sale price, when applicable. Eagle documents and reports to the Valuation Committee such comparisons when they are made. The Valuation Committee reports such comparisons to the Board at its regularly scheduled meetings. The Board retains the responsibility for periodic review and consideration of the appropriateness of any fair value pricing methodology established or implemented for the Fund. Fair value pricing methods, the Procedures and independent pricing services can change from time to time as approved by the Board, and may occur as a result of lookback testing results or changes in industry best practices.
There can be no assurance, however, that a fair value price used by the Fund on any given day will more accurately reflect the market value of a security than the market price of such security on that day, as fair valuation determinations may involve subjective judgments made by the Valuation Committee. Fair value pricing may deter shareholders from trading the Fund’s shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

•
Domestic exchange-traded equity securities | Market quotations are generally available and reliable for domestic exchange-traded equity securities. If the prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•
Foreign exchange-traded equity securities | If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the NYSE Close, closing market quotations may become unreliable. Consequently, fair valuation of securities may occur on a daily basis. The Valuation Committee, using the Procedures, may fair value a security if certain events occur between the time trading ends in a foreign market on a particular security and the Fund’s NAV calculation. The Valuation Committee, using the Procedures, may also fair value a particular security if the events are significant and make the closing price unavailable or unreliable. If an issuer-specific event has occurred that the Fund or Eagle determines, in its judgment, is likely to have affected the closing price of a foreign security, the security will be priced at fair value. Eagle also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the NYSE Close. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by an independent pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of the Fund’s shares is determined only on business days of the Fund, the value of the securities of the Fund that invests in foreign securities may change on days when shareholders would not be able to purchase or redeem shares of the Fund.

•
Fixed income securities | Government bonds, corporate bonds, asset-backed bonds, municipal bonds, convertible securities, including high yield or junk bonds, and debt securities with a maturity of sixty (60) days or less as of the valuation date normally are valued on the basis of evaluated prices provided by independent pricing services. Prices provided by the independent pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. If the prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•
Futures and Options | Futures and options are valued on the basis of market quotations, if available and reliable. If prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.  During the period ended January 31, 2016, the Fund did not hold any futures or options.

•
 Investment companies and exchange-traded funds (ETFs) | Investments in other investment companies are valued at their reported NAV. Investments in ETFs are valued on the basis of market quotations, if available and reliable. If prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

Notes to Investment Portfolio
(UNAUDITED) | 01.31.2016
Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.
The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2016.
	Quoted prices in active markets for identical assets (Level 1	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Capital Appreciation Fund
Common Stocks (a)	$320,941,852	$—	$---
Money market funds	4,003,927	—	---
Total investment portfolio	$324,945,779	$—	$---
a) Please see the investment portfolio for detail by industry.

The Fund recognizes transfers between levels at the end of the reporting period. During the period ended January 31, 2016, the Fund had no investments classified as Level 3, and there were no transfers in or out of Levels 1, 2, or 3.

Foreign currency transactions | The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investment transactions. Net realized gain (loss) on foreign currency transactions and the net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the purchase and sale of forward foreign currency exchange contracts and gains and losses between the ex and payment dates on dividends, interest and foreign withholding taxes.
Forward currency exchange contracts | The Fund is authorized to enter into forward currency exchange contracts, which are used primarily to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. Forward currency exchange contracts are valued in U.S. dollars based upon forward exchange rates provided by an independent pricing service as of the close of the NYSE each valuation day and the unrealized gain or loss is included in the related Statement of Assets and Liabilities, as reflected in the Eagle Mutual Funds Annual Report (“Annual Report”) for the fiscal year ended October 31, 2015. When the contracts are closed, the gain or loss is realized. Realized and unrealized gains and losses are included in the related Statement of Operations, as reflected in the Annual Report for the fiscal year ended October 31, 2015. Risks may arise from unanticipated movements in the currency’s value relative to the U.S. dollar and from the possible inability of counter-parties to meet the terms of their contracts. During the period ended January 31, 2016, the Fund did not hold any forward currency exchange contracts.
Real estate investment trusts (“REIT(s)”) | There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Dividend income is recorded at the Manager’s estimate of the income included in distributions from the REITs. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of the investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the Fund’s fiscal year-end and may differ from the estimated amounts.

Notes to Investment Portfolio
(UNAUDITED) | 01.31.2016
Repurchase agreements | The Fund may enter into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred. During the period ended January 31, 2016, the Fund did not hold any repurchase agreements.
Revenue recognition | Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.
Foreign taxes | The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may or may not be recoverable. The Fund accrues such taxes and recoveries as applicable, when the related income or capital gains are earned and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors.
Expenses | The Fund is charged for certain expenses which are directly attributable to it and certain other expenses which are allocated proportionately among the Eagle Family of Funds based upon methods approved by the Board. Expenses that are directly attributable to a specific class of shares, such as distribution fees, shareholder servicing fees and administrative fees, are charged directly to that class of shares. Other expenses of the Fund are allocated to each class of shares based upon its relative percentage of net assets.
Class allocations | Each class of shares has equal rights to earnings and assets except that each class may bear different expenses for administration, distribution and/or shareholder services. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative percentage of net assets.

Distributions | The Fund distributes net investment income annually. Net realized gains from investment transactions during any particular fiscal year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to the Fund, will be distributed to shareholders annually in the following fiscal year. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Other | In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications.
The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the risk of loss to the Fund is expected to be remote.
NOTE 3 | Federal income taxes and distributions | The Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. Accordingly, no provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Federal income tax regulations differ from GAAP; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and net realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character; these adjustments have no effect on net assets or NAV per share. Financial reporting records are not adjusted for temporary differences.
NOTE 4 | Subsequent events | The Manager has evaluated subsequent events through March 18, 2016, the date the Investment Portfolio was issued, and determined that no material events or transactions would require recognition or disclosure in the Fund’s Investment Portfolio.

Item 2. Controls and Procedures

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Eagle Capital Appreciation Fund have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form
N-Q

(b)
There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) of Eagle Capital Appreciation Fund that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, its internal controls over financial reporting.

Item 3. Exhibits
(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of Eagle Capital Appreciation Fund as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
                                                                                   EAGLE CAPITAL APPRECIATION FUND

Date: March 21, 2016
/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
EAGLE CAPITAL APPRECIATION FUND

Date: March 21, 2016
/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Date: March 21, 2016
/s/ Carolyn Gill
Carolyn Gill
Principal Financial Officer